Impairment and losses on sale of businesses and fixed assets (Notes)	6 Months Ended
Jun. 30, 2020
Disclosure of impairment of assets [Abstract]
Disclosure of impairment of assets [text block]
Impairment and losses on sale of businesses and fixed assets
Impairment and losses on sale of businesses and fixed assets for the second quarter and half year were $11,770 million and $12,919 million and include net impairment charges of $11,848 million (tax credit of $3,308 million, $8,540 million after tax) and $12,646 million (tax credit of $3,535 million, $9,111 million after tax) respectively. Impairment charges also arose in certain equity-accounted entities in the second quarter. The BP shares of these charges, amounting to $648 million for the second quarter ($635 million after tax), are reported in the line items 'Earnings from joint ventures' and 'Earnings from associates' in the group income statement.
Upstream segment
Impairment charges in the Upstream segment were $11,100 million and $11,885 million for the second quarter and half year respectively.
Impairment charges for the second quarter mainly relate to producing assets and principally arose as a result of changes to the group’s oil and gas price assumptions. They include amounts in Azerbaijan, BPX Energy, Canada, Egypt, India, Mauritania & Senegal, the North Sea and Trinidad. The recoverable amounts of the cash generating units within these businesses were based on value-in-use calculations.
Impairment charges for the second quarter and half year also include amounts relating to the disposal of the group’s interests in its Alaska business. For the second quarter these principally relate to revisions to the fair value of the consideration recognized following changes to oil and gas price assumptions. For the first half they additionally relate to completion adjustments, changes to structure and phasing of consideration and discounting impacts. The recoverable amount of the Alaska business was based on its fair value less costs of disposal. See Note 2 for further information.
The BP share of impairment charges arising in equity-accounted entities reported in the Upstream segment in the second quarter was $585 million.
Downstream segment
Impairment charges in the Downstream segment were $729 million for the second quarter, principally relating to anticipated portfolio changes in the fuels business. There were no other significant impairment charges in the Downstream segment for the half year.